Trading revenues (Tables)	6 Months Ended
Jun. 30, 2015
Trading revenues
in	6M15	6M14
Trading revenues (CHF million)
Interest rate products	4,164	4,117
Foreign exchange products	(514)	(2,353)
Equity/index-related products	(1,275)	(488)
Credit products	(460)	(810)
Commodity, emission and energy products	18	46
Other products	(35)	235
Total	1,898	747
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.